Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $7,674,000.
Narrative - Max Aggregate Offering Price	$ 7,674,000